Fair Value Measurement (Tables)	12 Months Ended
Apr. 30, 2025
EBP 044
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis	The following table summarizes the fair values of financial instruments measured at fair value on a recurring basis at April 30, 2025:

	Fair value of assets at April 30, 2025	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Darden common stock	$377,810,136	$377,810,136	$—	$—
Short-term investments	5,179,370	5,179,370	—	—
Mutual funds	306,164,022	306,164,022	—	—
Pooled Separate Account	31,579	31,579	—	—
Common collective trust - Vanguard Target Retirement Trust I Funds	773,786,285	—	773,786,285	—
Total	$1,462,971,392	$689,185,107	$773,786,285	$—
Investments recorded at Net Asset Value:
Common collective trusts - Other (1)	82,526,531	—	—	—
Total financial assets	$1,545,497,923	$689,185,107	$773,786,285	$—
 (1) In accordance with FASB ASC 820, Fair Value Measurement, certain investments that are measured at fair value using net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

The following table summarizes the fair values of financial instruments measured at fair value on a recurring basis at April 30, 2024:

	Fair value of assets at April 30, 2024	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Darden common stock	$310,534,823	$310,534,823	$—	$—
Short-term investments	5,021,930	5,021,930	—	—
Mutual funds	288,050,800	288,050,800	—	—
Common collective trust - Vanguard Target Retirement Trust I Funds	654,881,233	—	654,881,233	—
Total	$1,258,488,786	$603,607,553	$654,881,233	$—
Investments recorded at Net Asset Value:
Common collective trusts - Other (1)	82,883,255	—	—	—
Total financial assets	$1,341,372,041	$603,607,553	$654,881,233	$—
 (1) In accordance with FASB ASC 820, Fair Value Measurement, certain investments that are measured at fair value using net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.